Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest And Finance Costs
18. Interest and Finance Costs:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2010	2011	2012
Interest incurred on long-term debt	$ 99,044	$156,088	$205,070
Amortization and write-off of financing fees	8,249	21,952	17,565
Amortization of convertible notes discount	26,516	34,144	38,855
Amortization of share lending agreement-note issuance costs	2,617	2,974	2,983
Other	8,850	7,083	4,622
Capitalized interest	(78,451)	(76,068)	(58,967)
Total	$ 66,825	$146,173	$210,128